Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class A
Trading Symbol	STXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$44	0.84%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 261,420,136
Holdings Count | $ / shares	210
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class C
Trading Symbol	SMHLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$72	1.38%
[3]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.38%
Net Assets	$ 261,420,136
Holdings Count | $ / shares	210
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Municipal High Income Fund
Class Name	Class I
Trading Symbol	LMHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Western Asset Municipal High Income Fund for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$32	0.62%
[5],[6]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 261,420,136
Holdings Count | $ / shares	210
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$261,420,136
Total Number of Portfolio Holdings	210
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[7]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	Annualized.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	Annualized.

[7]
*	Does not include derivatives, except purchased options, if any.